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                         SUPPLEMENT DATED JULY 22, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                      ACTIVE COUNTRY ALLOCATION PORTFOLIO

                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
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        The Prospectus is hereby amended and supplemented as follows:

        Effective July 21, 1998, the Active Country Allocation Portfolio will be known as the Active International Portfolio.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE